Network Operaton And Support Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Network Operation and Support Expenses Explanatory
5	NETWORK OPERATION AND SUPPORT EXPENSES
For the year ended December 31, 2019, to better reflect the cost structure, the Group optimized the presentation of operating expenses. The changes in presentation have no effect on reported operating revenue, operating expenses or net profits for any of the years/periods presented. The comparative figures have been reclassified to conform to current year’s presentation.
The new presentation classifies operating expenses into network operation and support expenses, depreciation and amortization, employee benefit and related expenses, selling expenses, cost of products sold and other operating expenses.
Details of network operation and support expenses are as follows:

			2019	2018	2017
	Note		Million	Million	Million
Maintenance			53,216	54,569	55,737
Power and utilities expenses			32,837	32,032	30,518
Operation support and related expenses			39,764	41,087	36,612
Charges for use of tower assets	(i	)	25,518	38,981	36,946
Charges for use of lines and network assets	(ii	)	7,715	8,489	9,390
Charges for use of other assets	(ii	)	7,492	16,102	15,151
Others			9,268	8,747	7,986

			175,810	200,007	192,340

Note:

(i)
For the year ended December 31, 2019, charges for use of tower assets included the non-lease component charges (maintenance, utility connection and telecommunications equipment room and related support services) and the lease component charges of variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(ii)
For the year ended December 31, 2019, charges for use of lines and network assets and other assets mainly included the non-lease
components charges and the lease components charges, such as short-term leases payments, leases payments of low-value
assets and variable leases payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(iii)
For the year ended December 31, 2019, short-term leases payments and leases payments of low-value assets amounted to RMB6,757 million, and variable leases payments not based on an index or a rate, which are recorded in profit or loss as incurred, amounted to RMB8,186 million.